Eaton Vance
Large-Cap Value Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.3%
Security	Shares	Value
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	79,782	$ 16,278,719
		$ 16,278,719
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	136,290	$ 14,990,537
		$ 14,990,537
Banks — 5.1%
Bank of America Corp.	758,365	$ 31,646,572
Wells Fargo & Co.	562,309	40,368,163
		$ 72,014,735
Beverages — 1.3%
Constellation Brands, Inc., Class A	97,412	$ 17,877,050
		$ 17,877,050
Biotechnology — 3.5%
AbbVie, Inc.	115,683	$ 24,237,902
Gilead Sciences, Inc.	138,383	15,505,815
Neurocrine Biosciences, Inc.(1)	92,781	10,261,579
		$ 50,005,296
Building Products — 2.0%
Johnson Controls International PLC	355,230	$ 28,457,475
		$ 28,457,475
Capital Markets — 4.6%
Cboe Global Markets, Inc.	92,921	$ 21,027,093
Charles Schwab Corp.	340,765	26,675,084
Interactive Brokers Group, Inc., Class A	51,891	8,592,631
Tradeweb Markets, Inc., Class A	60,768	9,021,617
		$ 65,316,425
Chemicals — 2.2%
Linde PLC	68,463	$ 31,879,111
		$ 31,879,111
Communications Equipment — 2.5%
Cisco Systems, Inc.	566,152	$ 34,937,240
		$ 34,937,240
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	189,734	$ 21,648,649
U.S. Foods Holding Corp.(1)	283,521	18,559,285
		$ 40,207,934
Containers & Packaging — 1.5%
Ball Corp.	401,301	$ 20,895,743
		$ 20,895,743
Electric Utilities — 3.0%
Exelon Corp.	229,323	$ 10,567,204
NextEra Energy, Inc.	455,435	32,285,787
		$ 42,852,991
Electrical Equipment — 2.0%
Emerson Electric Co.	252,567	$ 27,691,446
		$ 27,691,446
Energy Equipment & Services — 1.0%
Baker Hughes Co.	312,584	$ 13,738,067
		$ 13,738,067
Entertainment — 2.5%
Walt Disney Co.	364,220	$ 35,948,514
		$ 35,948,514
Food Products — 1.7%
General Mills, Inc.	205,271	$ 12,273,153
Hershey Co.	71,382	12,208,464
		$ 24,481,617
Ground Transportation — 1.7%
CSX Corp.	820,806	$ 24,156,321
		$ 24,156,321
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	248,288	$ 32,935,403
Boston Scientific Corp.(1)	154,552	15,591,206
		$ 48,526,609
Health Care Providers & Services — 3.7%
McKesson Corp.	17,068	$ 11,486,593
UnitedHealth Group, Inc.	77,781	40,737,799
		$ 52,224,392

Eaton Vance
Large-Cap Value Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.6%
McDonald's Corp.	118,446	$ 36,998,977
		$ 36,998,977
Household Durables — 1.0%
Meritage Homes Corp.	200,346	$ 14,200,524
		$ 14,200,524
Household Products — 1.9%
Clorox Co.	185,034	$ 27,246,257
		$ 27,246,257
Industrial Conglomerates — 2.4%
3M Co.	229,158	$ 33,654,144
		$ 33,654,144
Industrial REITs — 1.6%
First Industrial Realty Trust, Inc.	407,592	$ 21,993,664
		$ 21,993,664
Insurance — 10.0%
American International Group, Inc.	421,828	$ 36,673,726
Prudential PLC	1,525,600	16,462,772
Reinsurance Group of America, Inc.	167,830	33,045,727
Ryan Specialty Holdings, Inc.	303,060	22,387,042
Travelers Cos., Inc.	124,070	32,811,552
		$ 141,380,819
Interactive Media & Services — 1.2%
Alphabet, Inc., Class A	113,437	$ 17,541,898
		$ 17,541,898
Leisure Products — 1.2%
Hasbro, Inc.	270,355	$ 16,624,129
		$ 16,624,129
Life Sciences Tools & Services — 2.9%
Mettler-Toledo International, Inc.(1)	12,697	$ 14,994,014
Thermo Fisher Scientific, Inc.	52,134	25,941,879
		$ 40,935,893
Machinery — 2.2%
Ingersoll Rand, Inc.	118,089	$ 9,450,663
Toro Co.	126,071	9,171,665
Westinghouse Air Brake Technologies Corp.	67,338	12,211,746
		$ 30,834,074
Security	Shares	Value
Metals & Mining — 0.9%
Alcoa Corp.	400,187	$ 12,205,704
		$ 12,205,704
Multi-Utilities — 2.9%
CMS Energy Corp.	340,662	$ 25,587,123
Sempra	210,379	15,012,645
		$ 40,599,768
Oil, Gas & Consumable Fuels — 5.8%
EQT Corp.	346,127	$ 18,493,566
Exxon Mobil Corp.	379,092	45,085,411
Williams Cos., Inc.	319,574	19,097,742
		$ 82,676,719
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	361,685	$ 22,059,168
Zoetis, Inc.	159,144	26,203,060
		$ 48,262,228
Professional Services — 1.4%
Robert Half, Inc.	374,715	$ 20,440,703
		$ 20,440,703
Residential REITs — 3.0%
Invitation Homes, Inc.	302,159	$ 10,530,241
Mid-America Apartment Communities, Inc.	187,403	31,404,995
		$ 41,935,236
Semiconductors & Semiconductor Equipment — 4.3%
Intel Corp.	711,156	$ 16,150,353
Micron Technology, Inc.	346,238	30,084,620
ON Semiconductor Corp.(1)	361,071	14,691,979
		$ 60,926,952
Software — 0.4%
NICE Ltd. ADR(1)(2)	35,114	$ 5,413,525
		$ 5,413,525
Specialty Retail — 1.5%
Chewy, Inc., Class A(1)	190,128	$ 6,181,061
Lithia Motors, Inc.	51,848	15,219,462
		$ 21,400,523
Total Common Stocks (identified cost $1,132,857,375)		$1,377,751,959

Eaton Vance
Large-Cap Value Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.4%
Affiliated Fund — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	60,688,815	$ 60,688,815
Total Affiliated Fund (identified cost $60,688,815)		$ 60,688,815

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(4)	1,803,050	$ 1,803,050
Total Securities Lending Collateral (identified cost $1,803,050)		$ 1,803,050
Total Short-Term Investments (identified cost $62,491,865)		$ 62,491,865
Total Investments — 101.7% (identified cost $1,195,349,240)		$1,440,243,824
Other Assets, Less Liabilities — (1.7)%		$ (23,847,322)
Net Assets — 100.0%		$1,416,396,502

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $1,157,508 and the total market value of the collateral received by the Fund was $2,518,406, comprised of cash of $1,803,050 and U.S. government and/or agencies securities of $715,356.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $60,688,815, which represents 4.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,834,635	$160,948,246	$(111,094,066)	$ —	$ —	$60,688,815	$227,678	60,688,815
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Large-Cap Value Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 53,490,412	$ —	$ —	$ 53,490,412
Consumer Discretionary	89,224,153	—	—	89,224,153
Consumer Staples	109,812,858	—	—	109,812,858
Energy	96,414,786	—	—	96,414,786
Financials	262,249,207	16,462,772	—	278,711,979
Health Care	239,954,418	—	—	239,954,418
Industrials	196,503,419	—	—	196,503,419
Information Technology	101,277,717	—	—	101,277,717
Materials	64,980,558	—	—	64,980,558
Real Estate	63,928,900	—	—	63,928,900
Utilities	83,452,759	—	—	83,452,759
Total Common Stocks	$1,361,289,187	$16,462,772*	$ —	$1,377,751,959
Short-Term Investments:
Affiliated Fund	$ 60,688,815	$ —	$ —	$ 60,688,815
Securities Lending Collateral	1,803,050	—	—	1,803,050
Total Investments	$1,423,781,052	$16,462,772	$ —	$1,440,243,824
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
4